Long Term Loan to a Third-Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 03, 2023
Long Term Loan to a Third-Party [Line Items]
Lend the borrower	$ 5,017,475
Maturity date			Apr. 03, 2025
Fixed interest rate			4.50%
Interest income		$ 90,986
Loan amount	1,500,000
Remaining balance not recoverable	$ 500,000
Management Capital Limited [Member]
Long Term Loan to a Third-Party [Line Items]
Lend the borrower			$ 2,000,000